Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and Other Receivables
6.	Trade and Other Receivables

(1)	Details of trade and other receivables as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,152,358	(238,847)	1,913,511
Short-term loans		71,750	(933)	70,817
Accounts receivable — other(*)		593,109	(44,747)	548,362
Accrued income		762	—	762
Guarantee deposits (Other current assets)		92,046	—	92,046

		2,910,025	(284,527)	2,625,498
Non-current assets:
Long-term loans		66,431	(44,452)	21,979
Long-term accounts receivable — other(*)		277,116	(1,878)	275,238
Guarantee deposits		186,713	—	186,713
Long-term accounts receivable — trade (Other non-current assets)		8,140	(34)	8,106

		538,400	(46,364)	492,036

	￦	3,448,425	(330,891)	3,117,534

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2021 include ￦ 459,959 million of financial instruments classified as FVTPL.

(In millions of won)
	December 31, 2020
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,453,149	(264,256)	2,188,893
Short-term loans		98,366	(902)	97,464
Accounts receivable — other(*)		1,034,119	(55,075)	979,044
Accrued income		3,418	(166)	3,252
Guarantee deposits (Other current assets)		112,733	—	112,733

		3,701,785	(320,399)	3,381,386
Non-current assets:
Long-term loans		84,355	(44,122)	40,233
Long-term accounts receivable — other(*)		332,803	—	332,803
Guarantee deposits		172,774	(300)	172,474
Long-term accounts receivable — trade (Other non-current assets)		25,702	(242)	25,460

		615,634	(44,664)	570,970

	￦	4,317,419	(365,063)	3,952,356

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2020 include  ~~￦~~  517,175 million of financial instruments classified as FVTPL.

(2)	Changes in the loss allowance on accounts receivable — trade measured at amortized costs for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	Beginning balance		Impairment(*1)	Write-offs(*2)	Collection of receivables previously written-off	Business combination	Spin-off	Ending balance
2021	￦	264,498	31,546	(65,852)	14,565	878	(6,754)	238,881
2020	￦	249,501	48,625	(48,278)	12,771	1,879	—	264,498

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group writes off the trade and other receivables that are determined to be uncollectable due to reasons such as termination of operations or bankruptcy.

(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable — trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classifies the accounts receivable — trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable — trade as of December 31, 2021 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		2.06%	76.34%	86.51%	99.92%
	Gross amount	￦	1,364,899	46,399	132,810	26,540
	Loss allowance		28,102	35,422	114,891	26,519

Other revenue	Expected credit loss rate		2.44%	43.30%	70.77%	89.19%
	Gross amount	￦	565,378	1,150	6,192	17,130
	Loss allowance		13,789	498	4,382	15,278

As the Group is a wireless and fixed-line telecommunications service provider, the Group’s financial assets measured at amortized cost primarily consist of receivables from numerous individual customers, and, therefore, no significant credit concentration risk arises.
Receivables related to other revenue mainly consist of receivables from corporate customers. The Group transacts only with corporate customers with credit ratings that are considered to be low at credit risk. In addition, the Group is not exposed to significant credit concentration risk as the Group regularly assesses their credit risk by monitoring their credit rating. While the contract assets are under the impairment requirements, no significant credit risk has been identified.